Annual Total Returns - Fidelity Advisor® Leveraged Company Stock Fund [BarChart] - 07.31 Fidelity Advisor Leveraged Company Stock Fund AMCIZ PRO-09 - Fidelity Advisor® Leveraged Company Stock Fund - Fidelity Advisor Leveraged Company Stock Fund-Class A
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	24.34%
Annual Return 2011	(10.65%)
Annual Return 2012	29.30%
Annual Return 2013	36.46%
Annual Return 2014	5.35%
Annual Return 2015	(5.77%)
Annual Return 2016	9.04%
Annual Return 2017	17.32%
Annual Return 2018	(16.06%)
Annual Return 2019	29.47%